Operations and Reorganization (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
51Talk English International Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
China Online Innovations Inc.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	99.99999%	99.99999%	99.99999%
On Demand English Innovations Inc.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	99.999%
Helloworld Online Education Group
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education PTE.LTD
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
51Talk Training SDN.BHD
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education Group (HK) Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Beijing Helloworld Online Technology Co., Ltd.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Nanjing Helloworld Online Information Technology Co., Ltd
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Education Online (Thailand) Co., Ltd.
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	49.00%
Darb Al-Najah Training Company
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
HelloWorld Online Education Jordan LLC
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
HAWO EDUCATION INVESTMENT-FZCO
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Hawo Online Training L.L.C-FZ
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education Vietnam Company Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%